UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: July 31, 2003

ITEM 1.    REPORT TO STOCKHOLDERS.

           The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                              EXCHANGE RESERVE FUND
--------------------------------------------------------------------------------

                 CLASSIC SERIES | ANNUAL REPORT | JULY 31, 2003

                 [LOGO] Smith Barney
                        Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1
Manager Overview ..........................................................    2
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statements of Changes in Net Assets .......................................    8
Notes to Financial Statements .............................................    9
Financial Highlights ......................................................   13
Independent Auditors' Report ..............................................   14
Additional Information ....................................................   15
Tax Information ...........................................................   18

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 19, 2003


     1      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================

[PHOTO OMITTED]                         [PHOTO OMITTED]

KEVIN                                   MARTIN R.
KENNEDY                                 HANLEY

Vice President and                      Vice President and Investment Officer
Investment Officer

Performance Review

As of July 31, 2003, the seven-day current yield for the Smith Barney Exchange Reserve Fund ("Fund") was 0.10% and its seven-day effective yield, which reflects compounding, was 0.10%. Both yields include a partial waiver of the management fee; the yields would have been lower had the full management fee been included. These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                        Seven-Day                   Seven-Day
                                      Current Yield              Effective Yield
                                      -------------              ---------------

           Class B shares                 0.10%                       0.10%
           Class L shares                 0.10%                       0.10%

Overview

The domestic economic landscape of the 12-month period was dominated by geopolitical events, primarily the build-up prior to the conflict in Iraq, its brief actual combat, and the subsequent transition phase. Continued revelations of questionable business and accounting practices by a number of prominent corporations added to the general air of economic uncertainty, prompting many investors to seek safer havens. A tax relief package aimed at providing a stimulus to the economy, including reducing taxes on dividend income as well as long-term capital gains, was approved by Congress on May 23, 2003.

U.S. gross domestic product grew slightly in the early part of 2003 and continued to improve through the end of the period. In the second calendar quarter of


     2      Smith Barney Exchange Reserve Fund | 2003 Annual Report

2003, Fed officials began to express concern over a possible "unwelcome substantial fall in inflation." Although the Fed continued to convey confidence that the economy would improve in the months ahead, it emphasized that the timing was uncertain and concluded that the balance of risks were weighted toward weakness for the foreseeable future. The markets had priced-in a strong probability of an additional cut in the federal funds rate ("fed funds rate"),(i) which in fact came at the Fed's June meeting. The fed funds rate now stands at 1.00%, its lowest level in over 40 years.

As the Fed reduced short-term interest rates in June, we reduced the Fund's average maturity to a shorter position. This strategy reflects our belief that this rate cut was probably the last of the current cycle. Recent signs of economic improvement lessen the pressure on the Fed to ease further.

Thank you for your investment in the Smith Barney Exchange Reserve Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Kevin Kennedy                                     /s/ Martin R. Hanley

Kevin Kennedy                                         Martin R. Hanley
Vice President and                                    Vice President and
Investment Officer                                    Investment Officer

August 19, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of July 31, 2003 and are subject to change. Please refer to pages 4 and 5 for a list and percentage breakdown of the Fund's holdings.

(i) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


     3      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Schedule of Investments                                            July 31, 2003
================================================================================

     FACE                                                               ANNUALIZED
    AMOUNT                  SECURITY                                       YIELD               VALUE
=======================================================================================================
CERTIFICATES OF DEPOSIT -- 29.3%
$  8,000,000   Banque Paribas NY matures 8/25/03                           1.02%           $  8,000,845
   6,000,000   Barclays Bank PLC matures 9/17/03                           1.04               6,000,039
   5,000,000   Canadian Imperial Bank of Commerce NY
                 matures 8/26/03                                           1.03               5,000,000
   5,000,000   Royal Bank of Scotland NY matures 8/27/03                   1.04               5,000,036
   5,000,000   Societe Generale NY matures 8/27/03                         1.04               5,000,000
   8,000,000   Svenska Handelsbanken Inc.
                 mature 8/11/03 to 8/15/03                             1.03 to 1.04           8,000,341
   9,000,000   Toronto Dominion Bank NY
                 mature 8/5/03 to 8/20/03                              1.02 to 1.03           9,000,113
  10,000,000   Wells Fargo Bank NA matures 8/4/03                          1.04              10,000,000
   8,000,000   Westdeutsche Landesbank NY matures 9/8/03                   1.02               8,001,085
-------------------------------------------------------------------------------------------------------
               TOTAL CERTIFICATES OF DEPOSIT
               (Cost -- $64,002,459)                                                         64,002,459
=======================================================================================================

COMMERCIAL PAPER -- 58.3%
   8,000,000   ABSC Capital Corp. matures 8/11/03                          1.05               7,997,667
   8,000,000   Atlantic Asset Security Corp. matures 8/1/03                1.05               8,000,000
   8,000,000   Atomium Funding Corp. matures 8/22/03                       1.06               7,995,053
   8,000,000   Compass Securitization LLC matures 8/4/03                   1.06               7,999,293
   8,500,000   Danske Corp. mature 9/3/03 to 9/10/03                   1.03 to 1.04           8,490,617
   8,000,000   Dexia Delaware LLC matures 8/11/03                          1.02               7,997,733
   8,000,000   Eiffel Funding LLC matures 8/21/03                          1.05               7,995,333
   8,000,000   General Electric Co. matures 8/19/03                        1.01               7,995,960
   8,000,000   Giro Balanced Funding Corp. matures 8/25/03                 1.05               7,994,400
   8,200,000   HBOS Treasury Services mature 8/14/03 to 8/27/03        1.04 to 1.05           8,195,700
   8,000,000   Ivory Funding Corp. matures 8/7/03                          1.05               7,998,600
   5,000,000   Mane Funding Corp. matures 9/24/03                          1.08               4,991,900
   3,675,000   Oesterreich Kontrollbank matures 8/14/03                    1.03               3,673,633
   8,000,000   Polonius Inc. matures 8/4/03                                1.07               7,999,287
   7,136,000   Saint Germain Holdings Ltd. matures 8/7/03                  1.04               7,134,763
   8,000,000   Tasman Funding Inc. matures 8/8/03                          1.04               7,998,382
   6,655,000   Victory Receivables Corp. matures 8/15/03                   1.07               6,652,231
-------------------------------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost -- $127,110,552)                                                       127,110,552
=======================================================================================================

                       See Notes to Financial Statements.


     4      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                                July 31, 2003
================================================================================

     FACE                                                               ANNUALIZED
    AMOUNT                  SECURITY                                       YIELD               VALUE
=======================================================================================================
TIME DEPOSITS -- 12.4%
$  7,117,000   Chase Manhattan Bank matures 8/1/03                         1.12%           $  7,117,000
  10,000,000   HSBC Bank Cayman Islands matures 8/1/03                     1.13              10,000,000
  10,000,000   National Australia Bank matures 8/1/03                      1.09              10,000,000
-------------------------------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost -- $27,117,000)                                                         27,117,000
=======================================================================================================
               TOTAL INVESTMENTS -- 100.0%
               (Cost -- $218,230,011*)                                                     $218,230,011
=======================================================================================================

*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


     5      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Statement of Assets and Liabilities                                July 31, 2003
================================================================================

ASSETS:
   Investments, at amortized cost                                 $ 218,230,011
   Cash                                                                     644
   Receivable for Fund shares sold                                      935,234
   Prepaid registration fees                                            280,070
   Interest receivable                                                   90,374
   Other assets                                                           6,996
--------------------------------------------------------------------------------
   Total Assets                                                     219,543,329
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares reacquired                                   647,545
   Administration fee payable                                            37,199
   Distribution plan fees payable                                        32,656
   Investment advisory fee payable                                       12,068
   Deferred compensation payable                                          6,996
   Dividends payable                                                      6,181
   Accrued expenses                                                      56,613
--------------------------------------------------------------------------------
   Total Liabilities                                                    799,258
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 218,744,071
================================================================================

NET ASSETS:
   Par value of shares of beneficial interest                     $     218,764
   Capital paid in excess of par value                              218,525,352
   Undistributed net investment income                                      109
   Accumulated net realized loss from investment transactions              (154)
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 218,744,071
================================================================================
Shares Outstanding:
   Class B                                                          127,925,903
   -----------------------------------------------------------------------------
   Class L                                                           90,838,051
   -----------------------------------------------------------------------------
Net Asset Value, per class                                        $        1.00
================================================================================

                       See Notes to Financial Statements.


     6      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Statement of Operations                         For the Year Ended July 31, 2003
================================================================================

INVESTMENT INCOME:
   Interest                                                         $ 3,448,681
--------------------------------------------------------------------------------
EXPENSES:
   Distribution plan fees (Note 4)                                    1,214,222
   Investment advisory fee (Note 3)                                     728,533
   Administration fee (Note 3)                                          485,689
   Shareholder servicing fees (Note 4)                                  266,421
   Custody                                                               38,891
   Audit and legal                                                       37,001
   Shareholder communications (Note 4)                                   23,780
   Registration fees                                                     17,071
   Trustees' fees                                                        14,630
   Other                                                                 40,507
--------------------------------------------------------------------------------
   Total Expenses                                                     2,866,745
   Less: Investment advisory fee waiver (Note 3)                       (137,862)
--------------------------------------------------------------------------------
   Net Expenses                                                       2,728,883
--------------------------------------------------------------------------------
Net Investment Income                                                   719,798
--------------------------------------------------------------------------------
Net Realized Loss From Investment Transactions                             (154)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $   719,644
================================================================================

                       See Notes to Financial Statements.


     7      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Statements of Changes in Net Assets                 For the Years Ended July 31,
================================================================================

                                                                       2003             2002
==================================================================================================
OPERATIONS:
  Net investment income                                            $     719,798    $   1,600,478
  Net realized gain (loss)                                                  (154)             260
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                 719,644        1,600,738
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 2 AND 5):
  Net investment income                                                 (719,813)      (1,600,354)
  Net realized gains                                                          --             (260)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                       (719,813)      (1,600,614)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                   280,084,813      380,517,006
  Net asset value of shares issued for reinvestment of dividends         694,856        1,487,189
  Cost of shares reacquired                                         (304,521,599)    (271,478,003)
--------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                                          (23,741,930)     110,526,192
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                    (23,742,099)     110,526,316

NET ASSETS:
  Beginning of year                                                  242,486,170      131,959,854
--------------------------------------------------------------------------------------------------
  End of year*                                                     $ 218,744,071    $ 242,486,170
==================================================================================================
* Includes undistributed net investment income of:                 $         109    $         124
==================================================================================================

                       See Notes to Financial Statements.


     8      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1.    Significant Accounting Policies

The Smith Barney Exchange Reserve Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: SB Convertible Fund, formerly known as Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney High Income Fund, SB Capital and Income Fund, formerly known as Smith Barney Premium Total Return Fund, Smith Barney Municipal High Income Fund, Smith Barney Dividend and Income Fund, formerly known as Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) class specific expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of the relative net assets of each class or on another reasonable basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


     9      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

2.    Dividends

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly on the payable date. Net realized gains, if any, are distributed at least annually.

3.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. These fees are calculated daily and paid monthly. For the year ended July 31, 2003, SBFM waived a portion of its investment advisory fee amounting to $137,862.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended July 31, 2003, the Fund paid transfer agent fees of $205,059 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter declines by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.


     10      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

For the year ended July 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                                    Class B            Class L
================================================================================
CDSCs                                             $1,152,000           $37,000
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

4.    Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% of the average daily net assets for each respective class. For the year ended July 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                    Class B            Class L
================================================================================
Distribution Plan Fees                              $780,915           $433,307
================================================================================

For the year ended July 31, 2003, total Shareholder Servicing fees were as follows:

                                                    Class B            Class L
================================================================================
Shareholder Servicing Fees                          $137,774           $128,647
================================================================================

For the year ended July 31, 2003, total Shareholder Communication expenses were as follows:

                                                    Class B            Class L
================================================================================
Shareholder Communication Expenses                  $14,514            $9,266
================================================================================

5.    Distributions Paid to Shareholders by Class

                                            Year Ended             Year Ended
                                           July 31, 2003          July 31, 2002
================================================================================
Net Investment Income
Class B                                       $ 477,953           $ 1,081,403
Class L                                         241,860               518,951
--------------------------------------------------------------------------------
Total                                         $ 719,813           $ 1,600,354
================================================================================
Net Realized Gains
Class B                                              --                 $ 174
Class L                                              --                    86
--------------------------------------------------------------------------------
Total                                                --                 $ 260
================================================================================


     11      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B and L shares are available through exchange only, except that certain qualified and non-qualified retirement plans may make direct purchases. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of beneficial interest, each at $1.00, of the Fund were as follows:

                                            Year Ended             Year Ended
                                           July 31, 2003          July 31, 2002
================================================================================
Class B
Shares sold                                 119,708,920           215,254,671
Shares issued on reinvestment                   454,586               994,282
Shares reacquired                          (156,206,294)         (143,096,854)
--------------------------------------------------------------------------------
Net Increase (Decrease)                     (36,042,788)           73,152,099
================================================================================
Class L
Shares sold                                 160,375,893           165,262,335
Shares issued on reinvestment                   240,270               492,907
Shares reacquired                          (148,315,305)         (128,381,149)
--------------------------------------------------------------------------------
Net Increase                                 12,300,858            37,374,093
================================================================================

7.    Income Tax Information and Distributions to Shareholders

At July 31, 2003, the tax basis components of distributable earnings were:

================================================================================
Undistributed ordinary income                                            $13,295
================================================================================

The tax character of distributions paid during the year ended July 31, 2003 was:

================================================================================
Ordinary income                                                         $719,813
================================================================================

The Fund had $163 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.


     12      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares                              2003(1)         2002(1)         2001(1)         2000(1)         1999(1)
====================================================================================================================
Net Asset Value, Beginning of Year        $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income(2)                      0.003           0.010           0.044           0.046           0.040
Dividends from net investment income
  and/or realized gains                      (0.003)         (0.010)         (0.044)         (0.046)         (0.040)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
--------------------------------------------------------------------------------------------------------------------
Total Return(3)                                0.30%           1.04%           4.50%           4.72%           4.05%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)        $     128       $     164       $      91       $      95       $     120
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                  1.12%           1.19%           1.25%           1.25%           1.18%
  Net investment income                        0.31            1.03            4.37            4.59            3.98
====================================================================================================================

Class L Shares                              2003(1)         2002(1)         2001(1)         2000(1)         1999(1)
====================================================================================================================
Net Asset Value, Beginning of Year        $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income(2)                      0.003           0.010           0.044           0.046           0.040
Dividends from net investment income
  and/or realized gains                      (0.003)         (0.010)         (0.044)         (0.046)         (0.040)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
--------------------------------------------------------------------------------------------------------------------
Total Return(3)                                0.29%           1.02%           4.47%           4.68%           4.04%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)        $      91       $      78       $      41       $      29       $      27
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                  1.13%           1.22%           1.27%           1.26%           1.21%
  Net investment income                        0.28            0.98            4.22            4.59            3.95
====================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.

(2) The investment adviser waived a portion of its advisory fee for the year ended July 31, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                      Per Share Decreases to                 Expense Ratios
                       Net Investment Income               Without Fee Waiver
                      ----------------------               ------------------
                               2003                               2003
                               ----                               ----
         Class B             $0.0004                              1.17%
         Class L              0.0008                              1.20

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


     13      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of
Smith Barney Income Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Exchange Reserve Fund of Smith Barney Income Funds ("Fund") as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Exchange Reserve Fund of Smith Barney Income Funds as of July 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP


New York, New York
September 12, 2003


     14      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the Smith Barney Exchange Reserve Fund ("Fund") are managed under the direction of the Smith Barney Income Funds' ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                                 Number of
                                                                                                Portfolios
                                                    Term of                                      Companies
                                                    Office*              Principal                in Fund
                                 Position(s)       and Length          Occupation(s)              Complex           Other
                                  Held with         of Time             During Past              Overseen       Trusteeships
Name, Address and Age               Fund            Served               Five Years             by Trustee     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:

Lee Abraham                      Trustee              Since      Retired; Former                    28          Signet Group
13732 LeHavre Drive                                   1993       Chairman and CEO of                            PLC
Frenchman's Creek                                                Associated Merchandising
Palm Beach Gardens, FL 33410                                     Corp., a major retail mer-
Age 75                                                           chandising organization;
                                                                 former Trustee of Galey
                                                                 & Lord, Liz Claiborne,
                                                                 R.G. Barry Corporation
                                                                 and eNote.Com Inc.

Allan J. Bloostein               Trustee              Since      President of Allan                 35          Taubman
27 West 67th Street                                   1985       Bloostein Associates, a                        Centers Inc.
New York, NY 10023                                               consulting firm;
Age 73                                                           former Director of
                                                                 CVS Corporation

Jane F. Dasher                   Trustee              Since      Controller of PBK                  28             None
Korsant Partners                                      1999       Holdings Inc., a family
283 Greenwich Avenue                                             investment company
3rd Floor
Greenwich, CT 06830
Age 53

Richard E. Hanson, Jr.           Trustee              Since      Retired; Former Head of            28             None
2751 Vermont Route 140                                1985       the New Atlanta Jewish
Poultney, VT 05764                                               Community High School
Age 61

Paul Hardin                      Trustee              Since      Professor of Law &                 36             None
12083 Morehead                                        1999       Chancellor Emeritus at
Chapel Hill, NC 27514-8426                                       the University of
Age 71                                                           North Carolina

Roderick C. Rasmussen            Trustee              Since      Investment Counselor               28             None
9 Cadence Court                                       1999
Morristown, NJ 07960
Age 76

John P. Toolan                   Trustee              Since      Retired                            28          John Hancock
7202 Southeast Golf Ridge Way                         1999                                                      Funds
Hobe Sound, FL 33455
Age 72


     15      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                 Number of
                                                                                                Portfolios
                                                    Term of                                      Companies
                                                    Office*              Principal                in Fund
                                 Position(s)       and Length          Occupation(s)              Complex           Other
                                  Held with         of Time             During Past              Overseen       Trusteeships
Name, Address and Age               Fund            Served               Five Years             by Trustee     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Interested Trustee:

R. Jay Gerken, CFA**             Chairman,            Since      Managing Director of               219            None
CGM                              President            2002       Citigroup Global Markets
399 Park Avenue                  and Chief                       Inc. ("CGM"); Chairman,
4th Floor                        Executive                       President and Chief
New York, NY 10022               Officer                         Executive Officer of Smith
Age 52                                                           Barney Fund Management
                                                                 LLC ("SBFM"), Travelers
                                                                 Investment Adviser, Inc.
                                                                 ("TIA") and Citi Fund
                                                                 Management Inc. ("CFM")

Officers:

Lewis E. Daidone                 Senior Vice          Since      Managing Director of               N/A            N/A
CGM                              President            1995       CGM; Director and Senior
125 Broad Street                 and Chief                       Vice President of SBFM and
11th Floor                       Administrative                  TIA; Director of CFM; Former
New York, NY 10004               Officer                         Chief Financial Officer and
Age 45                                                           Treasurer of mutual funds
                                                                 affiliated with Citigroup Inc.

Richard L. Peteka                Chief                Since      Director and Head of               N/A            N/A
CGM                              Financial            2002       Internal Control for
125 Broad Street                 Officer and                     Citigroup Asset Manage-
11th Floor                       Treasurer                       ment U.S. Mutual Fund
New York, NY 10004                                               Administration from
Age 42                                                           1999-2002; Vice President,
                                                                 Head of Mutual Fund
                                                                 Administration and
                                                                 Treasurer at Oppenheimer
                                                                 Capital from 1996-1999

Kevin Kennedy                    Vice                 Since      Managing Director                  N/A            N/A
CAM                              President            2001       of Citigroup Asset
399 Park Avenue                  and                             Management ("CAM")
4th Floor                        Investment
New York, NY 10022               Officer
Age 49

Martin R. Hanley                 Vice                 Since      Director of CGM;                   N/A            N/A
CGM                              President            1994       Investment Officer
399 Park Avenue                  and                             of SBFM
4th Floor                        Investment
New York, NY 10022               Officer
Age 37

Kaprel Ozsolak                   Controller           Since      Vice President of CGM              N/A            N/A
CGM                                                   2002
125 Broad Street
11th Floor
New York, NY 10004
Age 37


     16      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited)  (continued)
================================================================================

                                                                                                 Number of
                                                                                                Portfolios
                                                    Term of                                      Companies
                                                    Office*              Principal                in Fund
                                 Position(s)       and Length          Occupation(s)              Complex           Other
                                  Held with         of Time             During Past              Overseen       Trusteeships
Name, Address and Age               Fund            Served               Five Years             by Trustee     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Christina T. Sydor               Secretary            Since      Managing Director of               N/A            N/A
CGM                                                   1995       CGM; General Counsel
300 First Stamford Place                                         and Secretary of
4th Floor                                                        SBFM and TIA
Stamford, CT 06902
Age 52

----------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is a Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


     17      Smith Barney Exchange Reserve Fund | 2003 Annual Report

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes, the Fund hereby designates for the fiscal year ended July 31, 2003, a total of 0.02% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


     18      Smith Barney Exchange Reserve Fund | 2003 Annual Report

--------------------------------------------------------------------------------
     SMITH BARNEY
EXCHANGE RESERVE FUND
--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President
and Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kevin Kennedy
Vice President and
Investment Officer

Martin R. Hanley
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

--------------------------------------------------------------------------------
Smith Barney Income Funds
--------------------------------------------------------------------------------

Smith Barney Exchange
Reserve Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Income Funds -- Smith Barney Exchange Reserve Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after October 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY EXCHANGE RESERVE FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD01183 9/03                                                             03-5387

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Income Funds


Date: October 2, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Income Funds


Date: October 2, 2003


By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Income Funds


Date: October 2, 2003